Inventories- Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about inventories [Line Items]
Increase decrease ln inventories other	€ 76	€ 21
Inventories	540	492	€ 458
Long term loans in associates [Member]
Disclosure of detailed information about inventories [Line Items]
Current prepayments and other current assets	18
Bidding cost [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories amortization expense	(4)
Goods purchase for resale [Member]
Disclosure of detailed information about inventories [Line Items]
Increase decrease ln inventories other	10	6
Inventories	37	26	20
Goods purchase for resale [Member] | Construction division [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	37	26
Raw materials and other supplies [Member]
Disclosure of detailed information about inventories [Line Items]
Increase decrease ln inventories other	69	30
Inventories	394	343	€ 303
Raw materials and other supplies [Member] | Construction division [Member] | UNITED STATES
Disclosure of detailed information about inventories [Line Items]
Inventories	20	23
Raw materials and other supplies [Member] | Construction division [Member] | USA and Spain [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	69
Raw materials and other supplies [Member] | Construction division [Member] | POLAND
Disclosure of detailed information about inventories [Line Items]
Inventories	26	€ (4)
Raw materials and other supplies [Member] | Energy Division [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	35
Raw materials and other supplies [Member] | Energy Division [Member] | UNITED STATES
Disclosure of detailed information about inventories [Line Items]
Inventories	14
Raw materials and other supplies [Member] | Energy Division [Member] | CHILE
Disclosure of detailed information about inventories [Line Items]
Inventories	€ 21